Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000097619 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097619 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097619 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097619 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097619 | FR_BPXYFH5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097619 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097619 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097619 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097619 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097619 | FR_715638BM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097619 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000097619 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097619 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097619 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097619 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097619 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097619 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097619 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097619 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097619 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097619 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097619 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097619 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000097619 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097619 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000109803 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109803 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109803 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109803 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109803 | FR_BPXYFH5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109803 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109803 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109803 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109803 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109803 | FR_715638BM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109803 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000109803 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109803 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000109803 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000109803 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109803 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109803 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000109803 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109803 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109803 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109803 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109803 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109803 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000109803 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000109803 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122765 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122765 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122765 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122765 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122765 | FR_BPXYFH5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122765 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122765 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122765 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122765 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122765 | FR_715638BM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122765 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000122765 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122765 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000122765 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122765 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122765 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122765 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122765 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122765 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122765 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122765 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122765 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122765 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000122765 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122765 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122766 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122766 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122766 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122766 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122766 | FR_BPXYFH5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122766 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122766 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122766 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122766 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122766 | FR_715638BM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122766 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000122766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122766 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000122766 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122766 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122766 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122766 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122766 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122766 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122766 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122766 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122766 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122766 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000122766 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122766 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097625 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097625 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097625 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097625 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097625 | FR_BPXYFH5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097625 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097625 | FR_BN77SX3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097625 | FR_BNZJFF2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097625 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097625 | FR_715638BM3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097625 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000097625 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097625 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097625 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097625 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097625 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097625 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097625 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097625 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097625 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097625 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097625 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097625 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000097625 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097625 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231664 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231664 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231664 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231664 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231664 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231664 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231664 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231664 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231664 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231664 | FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231664 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000231664 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231664 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231664 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000231664 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231664 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231664 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000231664 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000231664 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231664 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000231664 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231664 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231664 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231664 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231664 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231664 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231664 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231666 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231666 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231666 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231666 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231666 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231666 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231666 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231666 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231666 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231666 | FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231666 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000231666 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231666 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231666 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000231666 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231666 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231666 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000231666 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000231666 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231666 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000231666 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231666 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231666 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231666 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231666 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231666 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231666 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231663 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231663 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231663 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231663 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231663 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000231663 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231663 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231663 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231663 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231663 | FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231663 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000231663 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231663 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231663 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000231663 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231663 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231663 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000231663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000231663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231663 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000231663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231663 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231674 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231674 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231674 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231674 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231674 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231674 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231674 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231674 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231674 | FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231674 | FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231674 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231674 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000231674 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000231674 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231674 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231674 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231674 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231674 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000231668 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231668 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231668 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231668 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231668 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231668 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231668 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231668 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231668 | FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231668 | FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231668 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231668 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000231668 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000231668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000231668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231668 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231668 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231668 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231668 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231668 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000231675 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231675 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231675 | FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231675 | FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231675 | FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231675 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231675 | FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231675 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231675 | FR_18467V109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231675 | FR_88642R109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231675 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000231675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000231675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000231675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000231675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000231675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000231675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231675 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231675 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000231678 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231678 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231678 | FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231678 | FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231678 | FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231678 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231678 | FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231678 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231678 | FR_18467V109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231678 | FR_88642R109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231678 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000231678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000231678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000231678 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000231678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000231678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000231678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231678 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231678 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000231687 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231687 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231687 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231687 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231687 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231687 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231687 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231687 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231687 | FR_879017994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231687 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231687 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000231687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231687 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000231687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231687 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231687 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231687 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231687 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231687 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000231687 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000231687 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231687 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231687 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231687 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231683 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231683 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231683 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231683 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231683 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231683 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231683 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231683 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231683 | FR_879017994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231683 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231683 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000231683 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231683 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231683 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231683 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000231683 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231683 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231683 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231683 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231683 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231683 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000231683 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000231683 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231683 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231683 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231683 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231686 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231686 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231686 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231686 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231686 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231686 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231686 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231686 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231686 | FR_879017994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231686 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231686 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000231686 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231686 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231686 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231686 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231686 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231686 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000231686 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231686 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231686 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231686 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231686 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231686 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231686 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231686 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231686 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000231686 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000231686 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231686 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231686 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231686 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231688 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231688 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231688 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231688 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231688 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231688 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231688 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231688 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231688 | FR_879017994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231688 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231688 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000231688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231688 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000231688 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231688 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231688 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231688 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231688 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231688 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231688 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000231688 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000231688 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231688 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231688 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231688 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231685 | FR_641069992
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231685 | FR_471108993
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231685 | FR_434510996
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231685 | FR_104900998
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231685 | FR_009126103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231685 | FR_606777993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231685 | FR_BTMR1D1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231685 | FR_911271971
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231685 | FR_879017994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231685 | FR_490210994
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231685 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000231685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231685 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000231685 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000231685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231685 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000231685 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231685 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231685 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231685 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231685 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000231685 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000231685 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231685 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231685 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231685 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231692 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231692 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000231692 | California
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231692 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231692 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231692 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231692 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231692 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231692 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231692 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231692 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000231692 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000231692 | AssetMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231692 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231690 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231690 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000231690 | California
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231690 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231690 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231690 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231690 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231690 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231690 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231690 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231690 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000231690 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000231690 | AssetMunicipal Short Term
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231690 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.